Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	$ 967,604	[1]	$ 916,559	[1]	$ 862,551	$ 822,286	$ 798,351
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	461,068		459,976		447,725	445,196	438,537
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	275,579		273,869		265,386	258,507	249,912
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	46,237		53,004		59,717	65,950	75,503
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	36,700		34,039		31,119	26,882	24,651
Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	62,286		59,966		55,740	50,808	45,998
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	40,266		39,098		$ 35,763	$ 43,049	$ 42,473
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	445,014		440,717
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	259,561		254,679
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	46,201		52,935
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	36,700		34,039
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	62,286		59,966
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	40,266		39,098
PCI Loans Carrying Value [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	16,731		19,971
PCI Loans Carrying Value [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	16,054		19,259					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	16,018		19,190
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	36		69
PCI Loans Carrying Value [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Total PCI loans (carrying value)	0		0
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	23,696		24,893
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,720		8,716
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,591		3,025
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,475		2,927
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	9,934		9,260
FICO less than 600 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	976		965
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	18,187		19,908
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,400		6,961
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	1,917		2,367
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,109		2,875
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,705		6,619
FICO 600-639 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	1,056		1,086
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	32,937		35,403
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	10,975		13,006
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	3,747		4,613
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,678		5,354
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	10,204		10,014
FICO 640-679 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,333		2,416
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	52,649		54,515
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	23,300		24,460
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,432		7,863
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,382		6,857
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	11,233		10,947
FICO 680-719 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	4,302		4,388
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	70,515		70,581
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	38,832		38,309
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	9,413		10,966
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	7,632		7,017
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,769		8,279
FICO 720-759 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,869		6,010
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	141,240		131,149
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	103,608		92,975
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	14,929		16,369
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,191		5,693
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,164		7,761
FICO 760-799 [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,348		8,351
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	72,057		67,601
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	49,508		44,452
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,391		6,895
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,868		3,090
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,856		6,654
FICO 800 or more [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	6,434		6,510
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	10,086		7,337
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	5,613		3,447
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	781		837
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	365		226
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	421		432
No FICO available [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	2,906		2,395
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,042		6,977
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
FICO not required [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	8,042		6,977
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	15,605		22,353
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	15,605		22,353
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Loans	$ 0		$ 0

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.